Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Cost of Sales

	Years ended December 31,
(in millions)	2021	2020	2019
Cost of sales related to COVID-19 vaccine revenues	€2,855.6	€35.6	€—
Cost related to other sales	55.9	23.7	17.4
Total	€2,911.5	€59.3	€17.4

Research and Development Expenses

	Years ended December 31,
(in millions)	2021	2020	2019
Purchased services	€572.6	€359.9	€65.6
Wages, benefits and social security expense	233.1	126.3	83.2
Laboratory supplies	53.8	107.8	37.2
Depreciation and amortization	32.9	30.2	27.5
Other	56.8	20.8	13.0
Total	€949.2	€645.0	€226.5

Sales and Marketing Expenses

	Years ended December 31,
(in millions)	2021	2020	2019
Purchased services	€26.5	€10.9	€0.2
Wages, benefits and social security expense	4.3	1.6	1.9
Other	19.6	2.0	0.6
Total	€50.4	€14.5	€2.7

General and Administrative Expenses

	Years ended December 31,
(in millions)	2021	2020	2019
Wages, benefits and social security expense	€90.5	€33.0	€19.1
Purchased services	70.2	26.0	6.4
Insurance premiums	30.4	4.8	1.1
IT and office equipment	25.1	7.4	4.6
Depreciation and amortization	7.3	5.1	4.9
Other	62.3	17.7	9.4
Total	€285.8	€94.0	€45.5

Other Operating Expenses

	Years ended December 31,
(in millions)	2021	2020	2019
Loss on derivative instruments at fair value through profit or loss	€86.3	€—	€—
Other	8.1	2.4	0.7
Total	€94.4	€2.4	€0.7

Other Operating Income

	Years ended December 31,
(in millions)	2021	2020	2019
Foreign exchange differences, net	€446.3	€—	€—
Government grants	137.2	239.0	1.5
Income from derivative instruments at fair value through profit and loss	5.7	—	—
Bargain purchase	2.2	7.0	—
Other	7.0	4.5	1.2
Total	€598.4	€250.5	€2.7

Changes Regarding Government Grants

The following table illustrates the changes regarding the government grants, including the government grant initiated by the BMBF:

	Years ended December 31,
(in millions)	2021	2020	2019
As of January 1	€92.0	€—	€—
Received during the year	48.2	331.0	1.5
Released to the consolidated statements of profit or loss	(137.2)	(239.0)	(1.5)
As of December 31	€3.0	€92.0	€—
Total current	3.0	92.0	—
Total non-current	—	—	—

Finance Income

	Years ended December 31,
(in millions)	2021	2020	2019
Foreign exchange differences, net	€66.2	€—	€2.3
Interest income	1.5	1.6	1.8
Total	€67.7	€1.6	€4.1

Finance Expense

	Years ended December 31,
(in millions)	2021	2020	2019
Fair value adjustments of financial instruments measured at fair value	€277.8	€17.3	€—
Amortization of financial instruments	21.9	3.1	0.3
Interest expenses related to lease liabilities	2.9	2.0	1.7
Interest expenses related to financial assets	2.5	—	—
Foreign exchange differences, net	—	42.6	—
Total	€305.1	€65.0	€2.0

Employee Benefits Expense

	Years ended December 31,
(in millions)	2021	2020	2019
Wages and salaries	€345.9	€160.7	€98.7
Social security costs	31.7	17.9	12.3
Pension costs	1.2	0.8	0.5
Total	€378.8	€179.4	€111.5